Financial instruments - Summary of Undiscounted Contractual Maturities of Significant Financial Liabilities (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Undiscounted contractual maturities of significant financial liabilities
Accounts payable and accrued liabilities	$ 14,557
Sales tax payable	1,365
Operating facility and loans	27,300
Lease obligations on right of use assets	7,531
Other non-current liabilities	1,628
Total	52,381
within 12 months
Undiscounted contractual maturities of significant financial liabilities
Accounts payable and accrued liabilities	14,557
Sales tax payable	1,365
Operating facility and loans	18,412
Lease obligations on right of use assets	1,772
Other non-current liabilities	0
Total	36,106
13-24 months
Undiscounted contractual maturities of significant financial liabilities
Accounts payable and accrued liabilities	0
Sales tax payable	0
Operating facility and loans	8,888
Lease obligations on right of use assets	1,282
Other non-current liabilities	0
Total	10,170
25-36 months
Undiscounted contractual maturities of significant financial liabilities
Accounts payable and accrued liabilities	0
Sales tax payable	0
Operating facility and loans	0
Lease obligations on right of use assets	1,162
Other non-current liabilities	0
Total	1,162
>36 months
Undiscounted contractual maturities of significant financial liabilities
Accounts payable and accrued liabilities	0
Sales tax payable	0
Operating facility and loans	0
Lease obligations on right of use assets	3,315
Other non-current liabilities	1,628
Total	$ 4,943